Volkswagen Auto Loan Enhanced Trust 2011-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 3-26-2011	Exhibit 99.1 PAGE 1

A.	DATES			Begin	End	# days

1	Determination Date				4/18/2011
2	Payment Date				4/20/2011
3	Collection Period			2/27/2011	3/26/2011	28
4	Monthly Interest Period - Actual/360			3/30/2011	4/19/2011	21
5	Monthly Interest - 30/360					20

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor

6	Class A-1 Notes	300,000,000.00	300,000,000.00	38,536,698.83	261,463,301.17	0.8715443
7	Class A-2 Notes	475,000,000.00	475,000,000.00	—	475,000,000.00	1.0000000
8	Class A-3 Notes	462,000,000.00	462,000,000.00	—	462,000,000.00	1.0000000
9	Class A-4 Notes	263,000,000.00	263,000,000.00	—	263,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$1,500,000,000.00	$38,536,698.83	$1,461,463,301.17

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$1,554,404,202.56	$38,536,698.83	$1,515,867,503.73

13	YSOC	114,459,307.83	114,459,307.83		110,718,873.14

14	Net Pool Balance	$1,668,863,510.39	$1,668,863,510.39	$38,536,698.83	$1,626,586,376.87

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes	0.2883%	50,452.50	0.1681750	38,587,151.33	128.6238378
16	Class A-2 Notes	0.6700%	176,805.56	0.3722222	176,805.56	0.3722222
17	Class A-3 Notes	1.2200%	313,133.33	0.6777778	313,133.33	0.6777778
18	Class A-4 Notes	1.9800%	289,300.00	1.1000000	289,300.00	1.1000000

	Total Securities		829,691.39		39,366,390.22

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					30,377,388.94
20	Scheduled Interest Payments Received					3,760,553.46
21	Prepayments of Principal Received					290,482.95
22	Liquidation Proceeds					11,453,353.82
23	Recoveries Received					—
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					45,881,779.17

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					12.52

28	Total Available Funds, prior to Servicer Advances					45,881,791.69

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					45,881,791.69

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					45,881,791.69

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					1,390,719.59
35	Class A Noteholder Interest (Item 50)					829,691.39
36	Principal Distribution Amount (Item 75)					38,536,698.83
37	Amount Paid to Reserve Account to Reach Specified Balance					5,124,681.88
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					—

	Distribution Detail:			Due	Shortfall	Paid

41	Servicing Fees			1,390,719.59	—	1,390,719.59

	Pro rata:
42	Class A-1 Interest			50,452.50	—	50,452.50
43	Class A-2 Interest			176,805.56	—	176,805.56
44	Class A-3 Interest			313,133.33	—	313,133.33
45	Class A-4 Interest			289,300.00	—	289,300.00
46	Class A-1 Interest Carryover Shortfall			—	—	—
47	Class A-2 Interest Carryover Shortfall			—	—	—
48	Class A-3 Interest Carryover Shortfall			—	—	—
49	Class A-4 Interest Carryover Shortfall			—	—	—

50	Class A Noteholder Interest			829,691.39	—	829,691.39

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		1,554,404,202.56
52	Beginning Net Pool Balance	1,668,863,510.39
53	Receipts of Scheduled Principal	(30,377,388.94)
54	Receipts of Prepaid Principal	(290,482.95)
55	Liquidation Proceeds	(11,453,353.82)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(155,907.81)

59	Ending Net Pool Balance	1,626,586,376.87
60	Yield Supplement Overcollateralization Amount	110,718,873.14

61	Adjusted Pool Balance	1,515,867,503.73
62	Less: Adjusted Pool Balance - End of Collection Period		1,515,867,503.73

63	Calculated Principal Distribution Amount		38,536,698.83

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		45,881,791.69
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		1,390,719.59
67	Less: Interest Paid to Noteholders (Item 35)		829,691.39
68	Less: Calculated Principal Distribution (Item 63)		38,536,698.83

69	Equals: Remaining Available Funds before Servicer Advance		5,124,681.88
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		5,124,681.88
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		38,536,698.83

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)		7,772,021.01
81	Initial Reserve Account Balance		1,554,404.20
82	Beginning Reserve Account Balance		1,554,404.20
83	Plus: Net Investment Income for the Collection Period		12.52

84	Subtotal: Reserve Fund Available for Distribution		1,554,416.72
85	Plus: Deposit of Excess Available Funds (Item 37)		5,124,669.36
86	Less: Reserve Account Draw Amount (Item 74)		—

87	Subtotal Reserve Account Balance		6,679,086.08
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)		—

89	Equals: Ending Reserve Account Balance		6,679,086.08

90	Change in Reserve Account Balance from Immediately Preceding Payment Date		5,124,681.88

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

91	Net Pool Balance	1,668,863,510	1,626,586,377
92	Number of Current Contracts	72,760	72,221
93	Weighted Average Loan Rate	3.00%	2.96%
94	Average Remaining Term	57.2	56.3
95	Average Original Term	62.3	62.3
96	Monthly Prepayment Rate		0.70%

	Net Credit Loss and Repossession Activity:	Units	Outstanding Principal Balance

97	Aggregate Outstanding Principal Balance of Charged Off Receivables	5	155,907.81
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		—

100	Net Principal Losses for Current Collection Period	5	155,907.81

101	Beginning Net Principal Losses		—	—
102	Net Principal Losses for Current Collection Period		5	155,907.81

103	Cumulative Net Principal Losses		5	155,907.81

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)			0.01%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance

105	Current	99.85%	72,125	1,624,101,320.13
106	31 - 60 Days Delinquent	0.15%	96	2,485,056.74
107	61 - 90 Days Delinquent	0.00%	—	—

108	Total	100.00%	72,221	1,626,586,376.87

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month